Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details 1) - USD ($)
$ in Millions
	Nov. 30, 2015	Nov. 30, 2014
Derivatives, Fair Value [Line Items]
Derivative liability	$ 625	$ 278
Net investment hedges
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency	43	403
Interest rate swaps – cash flow hedges | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	568	750
Interest rate swaps – cash flow hedges | Fair Value Hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR-based floating rate debt, for U.S. dollar interest rate swaps designated as fair value hedges	500
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liability	64	$ 49
Currency Swap | Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liability	$ 387